Document And Entity Information	Mar. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 13, 2023
Entity Registrant Name	CAMBRIDGE BANCORP
Entity Central Index Key	0000711772
Entity Emerging Growth Company	false
Securities Act File Number	001-38184
Entity Incorporation, State or Country Code	MA
Entity Tax Identification Number	04-2777442
Entity Address, Address Line One	1336 Massachusetts Avenue
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02138
City Area Code	617
Local Phone Number	876-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CATC
Security Exchange Name	NASDAQ